TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Schedule of provisions for tax, civil and labor claims

	2021	2020
a) Tax provisions	1,270,473	706,104
b) Labor provisions	435,803	428,821
c) Civil provisions	34,750	37,586
	1,741,026	1,172,511

Schedule of changes in the tax, labor and civil provisions

	2021	2020	2019
Balance at the beginning of the year	1,172,511	809,299	770,305
(+) Additions	801,412	559,513	249,868
(+) Interests	42,435	104,473	70,788
(-) Reversal of accrued amounts	(276,251)	(304,678)	(282,239)
(+) Foreign exchange effect on provisions in foreign currency	919	3,904	577
Balance at the end of the year	1,741,026	1,172,511	809,299

Schedule of judicial deposits related to tax, labor and civil lawsuits

	2021	2020
Tax	1,449,699	1,597,995
Labor	73,709	95,234
Civil	135,971	132,562
	1,659,379	1,825,791